Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of detailed information about remuneration of key management

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Short-term remuneration & compensation	209	126	396	271
Share based payment	35	20	101	55
Total	244	146	497	326

Schedule of detailed information about transactions with related parties

	For the six months ended June 30,			For the six months ended June 30,
	2023			2022
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	182	—	—	1,336	—	—
MINV SA	—	—	—	—	60	—
Ray Cohen	—	—	—	—	—	4
Donald Deyo	—	—	—	—	—	14
Robert Taub	—	—	66	—	—	42
Kevin Rakin	—	—	32	—	—	25
Pierre Gianello	—	—	32	—	—	35
Jan Janssen	—	—	—	—	—	19
Jurgen Hambrecht	—	—	29	—	—	24
Rita Mills	—	—	34	—	—	23
Giny Kirby	—	—	34	—	—	3
Wildman Ventures LLC	—	—	40	—	—	—
Total	182	—	267	1,336	60	189
Amounts outstanding at period-end	—	—	111	559	60	78

	For the three months ended June 30, 2023			For the three months ended June 30, 2022
(in EUR 000)	R&D	Consulting	Board	R&D	Consulting	Board
	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	41	—	—	543	—	—
Ray Cohen	—	—	—	—	—	4
Donald Deyo	—	—	—	—	—	6
Robert Taub	—	—	30	—	—	16
Kevin Rakin	—	—	16	—	—	10
Pierre Gianello	—	—	14	—	—	21
Jan Janssen	—	—	—	—	—	(13)
Jurgen Hambrecht	−	—	14	—	—	9
Rita Mills	—	—	19	—	—	9
Giny Kirby	—	—	20	—	—	3
Wildman Ventures LLC	—	—	23	—	—	—
Total	41	—	136	543	—	65
Amounts outstanding at period-end	—	—	111	559	60	78